ACCOUNTS RECEIVABLE AND COSTS AND ACCRUED EARNINGS IN EXCESS OF BILLINGS ON CONTRACTS (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 28, 2012	Dec. 30, 2011
Accounts receivable and costs and accrued earnings in excess of billings on contracts (Textuals) [Abstract]
Receivables with contractual terms in excess of one year	$ 121.4	$ 78.1
Schedule of accounts receivable and costs and accrued earnings in excess of billings on contracts [Line Items]
Total accounts receivable	1,554.8	1,114.7
Unbilled Accounts Receivable	1,649.2	1,317.0
Less: Amounts included in Other long-term assets	(264.9)	(185.0)
Costs and accrued earnings in excess of billings on contracts	1,384.3	1,132.0
US Federal Government [Member]
Schedule of accounts receivable and costs and accrued earnings in excess of billings on contracts [Line Items]
Total accounts receivable	376.2	391.2
Unbilled Accounts Receivable	892.7	758.8
Others [Member]
Schedule of accounts receivable and costs and accrued earnings in excess of billings on contracts [Line Items]
Total accounts receivable	1,178.6	723.5
Unbilled Accounts Receivable	$ 756.5	$ 558.2